[SUTHERLAND ASBILL & BRENNAN LLP]

MARY E. THORNTON

DIRECT LINE: 202.383.0698

Internet: mary.thornton@sutherland.com

June 13, 2008

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pre-Effective Amendment No. 1 to the
Registration Statement on Form S-1 for
TIAA-CREF Life Insurance Company
(File No. 333-149714)

Commissioners:

On behalf of TIAA-CREF Life Insurance Company (the “Company”), attached for transmission under the Securities Act of 1933, as amended, is Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1 for certain modified guaranteed annuity contracts issued by the Company. The Pre-Effective Amendment has been marked to show all changes since the initial filing of the Registration Statement, which was filed with the Securities and Exchange Commission on March 14, 2008.

Additional updating changes, any exhibits not included herein, and certain other omitted information will be included in a second Pre-Effective Amendment.

Please contact the undersigned at (202) 383-0698, or Elisabeth M. Bentzinger of our firm at (202) 383-0717, if you have any questions or comments regarding this transmittal.

Sincerely,

/S/ MARY E. THORNTON

Mary E. Thornton

Attachment

cc:	Rachel Dubow
Edward L. Hancock
Gerald McCullough
Elisabeth M. Bentzinger